OPERATING LEASES AND COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
OPERATING LEASES AND COMMITMENTS
OPERATING LEASES AND COMMITMENTS

NOTE 9. OPERATING LEASES AND COMMITMENTS

The Company has entered into non-cancelable operating lease agreements for office and clinical space expiring at various times through 2031. Future minimum rental payments and related expenses under these lease agreements, including renewal terms if the Company is planning on renewing the leases, consisted of the following at March 31, 2021:

Amount
Remainder of 2021	2,838,066
2022	3,239,967
2023	3,229,408
2024	2,979,123
2025	2,886,998
thereafter	16,293,102
Total	$31,466,664

The optional renewal terms for the medical centers that have them in their lease agreements are as follows:

Legal Entity	Optional Renewal Term
CareMax Medical Group Tamarac	One ten year period
Managed Health Care Partners	Two five year periods
CareMax Medical Group North Miami	Two five year periods
CareMax Medical Group Hialeah	One five year period
CareMax Medical Group Miami	One five year period
CareMax Little Havana 1	Five one year periods
CareMax East Hiahleah	Two five year periods

The Company also has entered into non-cancelable operating lease or service agreements for office equipment and software. Future minimum commitments under these agreements at March 31, 2021 are approximately $7,000.

Rent expense, including other related expenses for property taxes, sale taxes, and utilities, was approximately $700,000 and $468,000 for the three ended months ended March  31, 2021 and 2020, respectively. This expense item is included in the Administrative Expenses line item on the Statements of Operations.

NOTE 11. OPERATING LEASES AND COMMITMENTS

The Company has entered into non-cancelable operating lease agreements for office and clinical space expiring at various times through 2031. Future minimum rental payments and related expenses under these lease agreements, including renewal terms if the Company is planning on renewing the leases, consisted of the following at December 31, 2020:

Year ending December 31,	Amount
2021	3,320,162
2022	2,721,673
2023	2,695,461
2024	2,429,073
2025	2,320,395
Thereafter	14,904,083
Total	$28,390,847

The optional renewal terms for the medical centers that have them in their lease agreements are as follows:

Legal Entity	Optional Renewal Term
CareMax Medical Group Tamarac	One ten year period
Managed Health Care Partners	Two five year periods
CareMax Medical Group North Miami	Two five year periods
CareMax Medical Group Hialeah	One five year period
CareMax Medical Group Miami	One five year period
CareMax Little Havana 1	Five one year periods
CareMax East Hiahleah	Two five year periods

The Company also has entered into non-cancelable operating lease or service agreements for office equipment and software. Future minimum commitments under these agreements at December 31, 2020 are approximately $18,000.

Rent expense, including other related expenses for property taxes, sale taxes, and utilities, was approximately $2,075,000 and $1,677,000 for the years ended December 31, 2020 and 2019, respectively. This expense item is included in the Administrative Expenses line item on the Statements of Operations.